Goodwill and Other Intangible Assets, Net - Schedule of Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
	Mar. 09, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Carrying Amount of Goodwill [Abstract]
Balance		$ 4,895	$ 4,895
Acquisition during	$ 219
Impairment of Goodwill (See Note 2j)		(707)
Balance		$ 4,188	$ 4,895	$ 4,895